Income and mining taxes - Additional information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
INCOME AND MINING TAXES
Unused tax losses for which no deferred tax asset recognised	$ 858.0	$ 728.2
Other temporary differences
INCOME AND MINING TAXES
Unused tax losses for which no deferred tax asset recognised	40.3
Mining tax
INCOME AND MINING TAXES
Unused tax losses for which no deferred tax asset recognised	573.0	$ 534.1
Canada | Unused capital losses
INCOME AND MINING TAXES
Capital loss carry-forwards	$ 117.8